Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Fenway Funds
Entity Central Index Key	0000826473
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000007083
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Investor Shares
Trading Symbol	VEIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[1]
AssetsNet	$ 57,708,000,000
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,708
Number of Portfolio Holdings	198
Portfolio Turnover Rate	25%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	2.2%
Consumer Discretionary	4.5%
Consumer Staples	11.0%
Energy	9.5%
Financials	20.3%
Health Care	16.5%
Industrials	11.6%
Information Technology	10.1%
Materials	2.8%
Real Estate	1.7%
Utilities	8.3%
Other Assets and Liabilities—Net	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007084
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Admiral™ Shares
Trading Symbol	VEIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Equity Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[2]
AssetsNet	$ 57,708,000,000
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$57,708
Number of Portfolio Holdings	198
Portfolio Turnover Rate	25%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	2.2%
Consumer Discretionary	4.5%
Consumer Staples	11.0%
Energy	9.5%
Financials	20.3%
Health Care	16.5%
Industrials	11.6%
Information Technology	10.1%
Materials	2.8%
Real Estate	1.7%
Utilities	8.3%
Other Assets and Liabilities—Net	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007086
Shareholder Report [Line Items]
Fund Name	PRIMECAP Core Fund
Class Name	Investor Shares
Trading Symbol	VPCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard PRIMECAP Core Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[3]
AssetsNet	$ 11,753,000,000
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$11,753
Number of Portfolio Holdings	176
Portfolio Turnover Rate	4%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	5.8%
Consumer Discretionary	9.6%
Consumer Staples	1.5%
Energy	3.4%
Financials	11.6%
Health Care	26.7%
Industrials	15.4%
Information Technology	22.5%
Materials	1.2%
Real Estate	0.1%
Other Assets and Liabilities—Net	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.